United
                    Municipal
                    Bond Fund,
                    Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1997

FUND MANAGER'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1997


Dear Shareholder:

     This report relates to the operation of United Municipal Bond Fund, Inc. for the fiscal year ended September 30, 1997. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

     Long-term interest rates generally declined during the past fiscal year with the prices of long-term bonds experiencing significant volatility, but trading within a relatively narrow range. Balanced budget legislation was approved by Congress during the year and the federal budget deficit declined sharply to less than one percent of Gross Domestic Product. The domestic economy experienced its seventh consecutive year of expansion, with inflation actually declining despite tight labor markets. Economic activity throughout the rest of the developed world remained mostly sluggish, making U.S. financial assets attractive to foreign investors and causing a huge flow of cash into U.S. stocks and bonds.

     We maintained a generally market neutral maturity posture during most of the past fiscal year. We increased the Fund's revenue bond holdings relative to general obligation bonds, industrial development bonds and transportation bonds. We also continued our emphasis on higher-yielding medium grade bonds due to the moderating credit risk experienced during the period.

     The strategies and techniques we applied resulted in the Fund's performance exceeding that of the indexes charted on the following page during the fiscal year. Those indexes reflect the performance of securities that generally represent the municipal bond market (the Lehman Brothers Municipal Bond Index) and the universe of funds with similar investment objectives (the Lipper General Municipal Bond Fund Universe Average). The Fund's relative outperformance was due in large part to its overweight position in revenue bonds.

     If the current trend of economic growth continues into the next fiscal year, the Federal Reserve may respond with moderate interest rate hikes which may temporarily dampen market sentiment. Technological advances have increased productivity and global competition has prompted companies to increase investment in capital equipment to further increase efficiencies, while attempting to hold down costs through restructuring, downsizing and outsourcing. These conditions should create a favorable environment for continued controlled inflation and solid financial asset prices. We will continue to monitor economic data and respond accordingly with investments consistent with the Fund's objectives.

     Thank you for your continued confidence.

Respectfully,
John M. Holliday
Manager, United Municipal Bond Fund

             Comparison of Change in Value of $10,000 Investment in
                United Municipal Bond Fund, Inc. Class A Shares,
                   The Lehman Brothers Municipal Bond Index,
          and The Lipper General Municipal Bond Fund Universe Average

                                              Lipper
                                             General
                      United   Lehman      Municipal
                      MunicipalBrothers         Bond
                      Bond  Municipal           Fund
                      Fund,      Bond       Universe
                      Inc.      Index        Average
                      ------------------  ----------
     09/30/87  Purchase$ 9,575$10,000        $10,000
     09/30/88         11,305   11,319         11,390
     09/30/89         12,519   12,302         12,368
     09/30/90         13,078   13,138         13,012
     09/30/91         15,036   14,870         14,684
     09/30/92         16,751   16,425         16,188
     09/30/93         19,289   18,518         18,298
     09/30/94         18,534   18,066         17,590
     09/30/95         20,669   20,088         19,302
     09/30/96         22,150   21,302         20,373
     09/30/97         24,315   23,225         22,129

     ====      United Municipal Bond Fund, Inc.* -- $24,315
     ++++      Lehman Brothers Municipal Bond Index  -- $23,225
     ----      Lipper General Municipal Bond Fund Universe Average - $22,129

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Average Annual Total Return
                    Class A+
         ---------------------

Year Ended
   9/30/97          5.10%
5 Years Ended
   9/30/97          6.80%
10 Years Ended
   9/30/97          9.29%

+Performance data quoted represents past performance and is based on deduction of a 4.25% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal Bond Fund, Inc.

PORTFOLIO STRATEGY:
Minimum 80% investment     OBJECTIVE:   Income not subject to Federal
quality Municipal Bonds                 income taxation. (Income may be subject
                                        to state and local
                                        taxes and a portion may be
Maximum 10% Non-Municipal               subject to Federal taxes,
Bond Debt Securities                    including alternative
                                        minimum tax.)
May own 25% or more
Industrial Revenue Bonds    STRATEGY:   Invests in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax).   (May purchase securities subject
                                        to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1976

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

             PER SHARE DATA
For the Fiscal Year Ended September 30, 1997
--------------------------------------------
DIVIDENDS PAID                   $0.37
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.16
                                 =====

NET ASSET VALUE ON
   9/30/97  $7.47 adjusted to:   $7.63  (A)
   9/30/96                        7.32
                                 -----
CHANGE PER SHARE                 $0.31
                                 =====

 (A) This number includes the capital gains distribution of $0.16 paid in December 1996 added to the actual net asset value on September 30, 1997.

Past performance is not necessarily indicative of future results.


                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    -----------
 1-year period ended 9-30-97                     5.10%          9.77%
 5-year period ended 9-30-97                     6.80%          7.73%
10-year period ended 9-30-97                     9.29%          9.76%

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, United Municipal Bond Fund, Inc. had net assets totaling $993,876,616 invested in a diversified portfolio.

As a shareholder of United Municipal Bond Fund, Inc., for every $100 you had invested on September 30, 1997, your Fund owned:

 $20.73  Airport Revenue Bonds
  15.59  Public Power Revenue Bonds
   6.08  Student Loan Bonds
  10.59  Hospital Revenue Bonds
   3.58  Industrial Revenue/Pollution Control Revenue Bonds
   8.08  Housing Revenue Bonds
   6.87  Other Municipal Bonds
   6.42  Derivative Bonds
   4.53  Water and Sewer Revenue Bonds
   0.20  Cash and Cash Equivalents
   5.63  Adjustable Rate Bonds
   3.98  Resource Recovery Bonds
   2.30  Electric Utility Revenue Bonds
   5.42  Lease/Certificates of Participation Bonds








                    1997 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 41,200  $      0- 24,650          15%  5.88  7.06  8.24  9.41

$ 41,201- 99,600  $ 24,651- 59,750          28%  6.94  8.33  9.72 11.11

$ 99,601-151,750  $ 59,751-124,650          31%  7.25  8.70 10.14 11.59

$151,751-271,050  $124,651-271,050          36%  7.81  9.38 10.94 12.50

$271,051 and above$271,051 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of United Municipal Bond Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS
ALASKA _ 0.17%
 Alaska Housing Finance Corporation,
   General Housing Purpose Bonds, 1994
   Series A (Refunding/Non-AMT),
   5.0%, 12-1-2008 .......................   $ 1,640   $  1,637,950

ARIZONA _ 0.33%
 Arizona Educational Loan Marketing
   Corporation, Educational Loan Revenue
   Bonds, Junior Subordinate Series 1993,
   6.3%, 12-1-2008 .......................     3,155      3,324,581

ARKANSAS _ 0.19%
 Arkansas Development Finance Authority,
   Single Family Mortgage Revenue Bonds
   (Access Program), 1995 Series F (AMT),
   7.45%, 1-1-2027 .......................     1,690      1,886,462

CALIFORNIA _ 8.60%
 Southern California Public Power Authority:
   Palo Verde Project, Power Project
   Revenue Bonds, 1993 Subordinate Refunding
   Series, Linked Inverse Floating Rate Security,
   5.35%, 7-1-2012 .......................    10,000     10,112,500
   Multiple Project Revenue Bonds, 1989 Series,
   6.75%, 7-1-2012 .......................     3,455      3,968,931
   Mead-Adelanto Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,800      2,772,000
   Mead-Phoenix Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,600      2,561,000
 Transmission Agency of Northern California,
   California-Oregon Transmission Project
   Revenue Bonds, 1990 Series A,
   7.0%, 5-1-2013 ........................    12,000     14,490,000
 California Statewide Communities Development
   Authority:
   Hospital Refunding Revenue Certificates of
   Participation, Series 1993,
   Cedars-Sinai Medical Center
   Linked Inverse Floating Rate Security,
   5.4%, 11-1-2015 .......................     6,500      6,394,375
   Hospital Revenue Certificates
   of Participation,
   Series 1992,
   Cedars-Sinai Medical Center,
   6.5%, 8-1-2012 ........................     5,200      5,876,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 County of San Bernardino, California,
   Certificates of Participation (1992 Justice
   Center/Airport Improvements Refunding
   Project), Inland Empire Public Facilities
   Corporation, Short/RITES Certificates,
   6.78%, 7-1-2016 (A) ...................   $ 9,500   $  9,583,125
 Imperial Irrigation District,
   1993 Refunding Certificates of
   Participation (1990 Electric
   System Project),
   5.2%, 11-1-2009 .......................     8,500      8,829,375
 Stanislaus Waste-To-Energy Financing
   Agency, Solid Waste Facility Refunding
   Revenue Certificates (Ogden Martin Systems
   of Stanislaus, Inc. Project), Series 1990,
   7.625%, 1-1-2010 ......................     5,595      6,007,631
 Inland Empire Solid Waste Financing Authority,
   Revenue Bonds, 1996 Series B (Landfill
   Improvement Financing Project),
   6.25%, 8-1-2011 .......................     5,000      5,468,750
 California Rural Home Mortgage Finance
   Authority, Single Family Mortgage
   Revenue Bonds (Mortgage-Backed Securities
   Program):
   1997 Series C,
   5.5%, 3-1-2029 ........................     2,230      2,478,087
   1995 Series B,
   7.75%, 9-1-2026 .......................     1,670      1,964,338
 Sacramento Municipal Utility District,
   Electric Revenue Refunding Bonds,
   1993 Series G,
   6.5%, 9-1-2013 ........................     2,500      2,890,625
 Intermodal Container Transfer Facility,
   Joint Powers Authority, Intermodal
   Container Transfer Facility Refunding
   Revenue Bonds, 1989 Series A,
   7.7%, 11-1-2014 .......................     2,000      2,075,000
   Total .................................               85,471,737


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
COLORADO _ 11.94%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1991D:
   7.75%, 11-15-2013 .....................   $11,905   $ 14,791,963
   7.0%, 11-15-2025 ......................     4,750      5,029,062
   7.0%, 11-15-2025 (Prerefunded) ........     1,250      1,370,313
   Series 1992C:
   6.75%, 11-15-2013 .....................    10,080     10,848,600
   6.75%, 11-15-2013 (Prerefunded) .......     1,330      1,484,613
   Series 1992B:
   7.25%, 11-15-2023 .....................    11,990     13,338,875
   7.25%, 11-15-2023 (Prerefunded)........       510        580,763
   Series 1994A:
   7.5%, 11-15-2023 ......................     1,655      1,892,906
   7.5%, 11-15-2023 (Prerefunded) ........       345        408,394
   Series 1997D:
   6%, 11-15-2013 ........................     4,000      4,415,000
 City and County of Denver, Colorado, Special
   Facilities Airport Revenue Bonds (United
   Air Lines Project), Series 1992A,
   6.875%, 10-1-2032 .....................    28,700     30,744,875
 Colorado Housing and Finance Authority:
   Single Family Program Senior Bonds:
   1995 Series A,
   8.0%, 6-1-2025 ........................     3,930      4,445,813
   1995 Series D-1,
   7.375%, 6-1-2026 ......................     4,035      4,514,156
   1996 Series A-1,
   7.4%, 11-1-2027 .......................     3,735      4,197,206
   1995 Series C-1,
   7.65%, 12-1-2025 ......................     2,445      2,738,400
   1995 Series B-1,
   7.9%, 12-1-2025 .......................     1,115      1,254,375
   Single Family Program Senior and Subordinate
   Bonds:
   1996 Series B-1,
   7.65%, 11-1-2026 ......................     2,750      3,124,688
   1997 Series A-2,
   7.25%, 5-1-2027 .......................     2,000      2,255,000
   1996 Series C-1,
   7.55%, 11-1-2027 ......................     1,580      1,793,300
 Colorado Student Obligation Bond Authority,
   Student Loan Asset-Backed Obligations,
   Senior Subordinate, 1995 Series II-B,
   6.2%, 12-1-2008 .......................     8,000      8,290,000
 Douglas County, Colorado, Certificates of
   Participation, Series 1996,
   5.6%, 11-1-2011 .......................     1,105      1,190,638
   Total .................................              118,708,940


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CONNECTICUT _ 2.00%
 Bristol Resources Recovery Facility,
   Operating Committee, Solid Waste Revenue
   Refunding Bonds (Ogden Martin Systems of
   Bristol, Inc. Project--1995 Series),
   6.5%, 7-1-2014 ........................   $ 7,000   $  7,603,750
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     6,750      6,648,750
 Connecticut Development Authority,
   Adjustable Rate Pollution Control Revenue
   Bonds (New England Power Company Project--
   1985 Series),
   7.25%, 10-15-2015 .....................     5,200      5,583,500
   Total .................................               19,836,000

FLORIDA _ 2.14%
 Escambia County, Florida, Pollution Control
   Revenue Bonds (Champion International
   Corporation Project), Series 1994,
   6.9%, 8-1-2022 ........................    10,000     11,075,000
 Pasco County, Florida, Solid Waste Disposal
   and Resource Recovery System, Revenue
   Bonds, Series 1998,
   6.0%, 4-1-2011 ........................     4,930      5,256,612
 Manatee County, Florida, Public Utilities
   Revenue Refunding Bonds, Series 1993 A,
   5.0%, 10-1-2013 .......................     5,000      4,900,000
   Total .................................               21,231,612

GEORGIA _ 2.93%
 Municipal Electric Authority of Georgia:
   Project One Special Obligation Bonds,
   Fifth Crossover Series,
   6.4%, 1-1-2013 ........................    15,500     17,670,000
   General Power Revenue Bonds,
   1992B Series,
   8.25%, 1-1-2011 .......................     8,700     11,494,875
   Total .................................               29,164,875


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
HAWAII _ 2.39%
 State of Hawaii, Airports System Revenue
   Bonds, Second Series of 1991,
   6.9%, 7-1-2012 ........................   $20,195   $ 23,754,369

IDAHO _ 0.69%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating/Fixed Term Bonds,
   8.18%, 2-15-2021 (B) ..................     6,000      6,840,000

ILLINOIS _ 3.88%
 City of Chicago, Chicago-O'Hare
   International Airport:
   Special Facility Revenue Bonds (United
   Air Lines, Inc. Project):
   Series 1984C,
   8.2%, 5-1-2018 ........................     5,015      5,397,394
   Series 1988A,
   8.4%, 5-1-2018 ........................     4,905      5,291,269
   General Airport Second Lien Revenue
   Refunding Bonds, 1993 Series C:
   5.0%, 1-1-2011 ........................     5,590      5,576,025
   5.0%, 1-1-2010 ........................     3,000      3,018,750
   Special Facility Revenue
   Bonds (American Airlines,
   Inc. Project),
   7.875%, 11-1-2025 .....................     7,250      7,920,625
   General Airport Revenue Refunding
   Bonds, 1993 Series A,
   5.0%, 1-1-2012 ........................     3,000      2,917,500
 Illinois Health Facilities Authority
   (Lutheran General HealthSystem),
   Indexed Inverse Floating Rate
   Revenue Bonds, Series 1993B,
   6.85%, 4-1-2014 (C) ...................     4,100      4,597,125
 City of Chicago, Collateralized Single
   Family Mortgage Revenue Bonds,
   Series 1997-B,
   6.95%, 9-1-2028 .......................     2,000      2,215,000
 City of Peoria, City of Moline and City
   of Freeport, Illinois, Collateralized
   Single Family Mortgage Revenue Bonds,
   Series 1995-A,
   7.6%, 4-1-2027 ........................     1,490      1,668,800
   Total .................................               38,602,488


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA _ 3.81%
 Indiana State Office Building Commission,
   Capitol Complex Revenue Bonds:
   Series 1990B (State Office Building
   I Facility),
   7.4%, 7-1-2015 ........................   $ 8,000   $ 10,010,000
   Series 1990A (Senate Avenue Parking Facility),
   7.4%, 7-1-2015 ........................     4,775      5,974,719
 Indiana Transportation Finance Authority,
   Highway Revenue Bonds, Series 1990A,
   7.25%, 6-1-2015 .......................     9,000     10,980,000
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana), First
   Mortgage Refunding Bonds, Series 1996,
   6.25%, 1-5-2016 .......................     7,655      8,506,619
 Indiana Health Facility Financing Authority,
   Hospital Revenue Refunding Bonds, Series 1992
   (The Methodist Hospitals, Inc.),
   6.75%, 9-15-2009 ......................     2,200      2,384,250
   Total .................................               37,855,588

KENTUCKY _ 0.67%
 Kentucky Economic Development Finance
   Authority, Hospital Revenue Bonds,
   Baptist Healthcare System Issue,
   Series 1994,
   5.0%, 8-15-2015 .......................     4,650      4,458,187
 Kenton County Airport Board (Commonwealth
   of Kentucky), Special Facilities Revenue
   Bonds, 1992 Series A (Delta Air Lines,
   Inc. Project),
   7.5%, 2-1-2012 ........................     2,000      2,205,000
   Total .................................                6,663,187

LOUISIANA _ 1.92%
 Memorial Hospital Service District of the
   Parish of Calcasieu, State of Louisiana,
   Hospital Revenue Bonds (Lake Charles
   Memorial Hospital Project), Series 1993,
   Adjustable Rate Bond,
   4.8%, 12-1-2018 .......................    12,335     12,335,000
 Parish of Jefferson Home Mortgage Authority,
   Tax-Exempt Agency Mortgage-Backed
   Securities, Series 1994A,
   7.55%, 12-1-2026 ......................     5,495      6,751,981
   Total .................................               19,086,981


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MAINE _ 0.29%
 Maine Educational Loan Marketing Corporation,
   Student Loan Revenue Refunding Bonds,
   Series 1991A,
   6.9%, 11-1-2003 .......................   $ 2,710   $  2,916,638

MASSACHUSETTS _ 1.17%
 Massachusetts Municipal Wholesale Electric
   Company, A Public Corporation of the
   Commonwealth of Massachusetts, Power
   Supply System Revenue Bonds, 1993 Series
   A, Linked Inverse Floating Rate Security,
   5.45%, 7-1-2018 .......................     5,000      4,931,250
 Massachusetts Health and Educational
   Facilities Authority, Revenue Bonds,
   New England Deaconess Hospital Issue,
   Series C,
   7.2%, 4-1-2022 ........................     2,500      2,734,375
 Massachusetts State College Building
   Authority, Project and Refunding
   Revenue Bonds, Senior Series 1994-A,
   7.5%, 5-1-2014 ........................     1,750      2,205,000
 Boston Water and Sewer Commission,
   General Revenue Bonds, 1992 Series A
   (Senior Series),
   5.75%, 11-1-2013 ......................     1,575      1,689,188
   Total .................................               11,559,813

MICHIGAN - 1.74%
 Michigan Strategic Fund, Limited Obligation
   Refunding Revenue Bonds (The Detroit Edison
   Company Pollution Control Bonds Project),
   Collateralized Series 1991 AA,
   6.95%, 5-1-2011 .......................     8,000      9,620,000
 Michigan State Hospital Finance Authority:
   Hospital Revenue and Refunding Bonds
   (Bay Medical Center), Series 1997A,
   5.375%, 7-1-2011 ......................     2,190      2,242,012
   Hospital Revenue Bonds (Holland Community
   Hospital), Series 1993,
   5.25%, 1-1-2010 .......................     1,200      1,183,500


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN (Continued)
 School District of the City of Detroit,
   Wayne County, Michigan, School Building
   and Site Improvement and Refunding Bonds
   (Unlimited Tax General Obligation),
   Series 1993,
   5.0%, 5-1-2011 ........................   $ 1,885   $  1,863,794
 The Economic Development Corporation of the
   County of Jackson, Variable Rate Demand Bonds
   (Vista Grande Villa Project), Series 1987,
   3.85%, 6-1-2027 .......................       900        900,000
 Charter County of Wayne, Michigan, Detroit
   Metropolitan Wayne County Airport, Airport
   Revenue Bonds, Subordinate Lien,
   Series 1993B,
   5.25%, 12-1-2013 ......................     1,500      1,481,250
   Total .................................               17,290,556

MINNESOTA - 0.83%
 City of Rochester, Minnesota, Health
   Care Facilities Revenue Bonds (Mayo
   Foundation/Mayo Medical Center),
   Series 1992D, Indexed Inverse
   Floating/Fixed Term Bonds,
   7.58%, 11-5-2009 (D) ..................     4,500      5,040,000
 HealthSystem Minnesota, The Healthcare
   Network, City of St. Louis Park,
   Minnesota, Health Care Facilities Revenue
   Bonds (Healthsystem Minnesota Obligated
   Group), Series 1993B and 1993C,
   Relinked Inverse Floater,
   5.1%, 7-1-2013 ........................     2,000      1,950,000
 City of Minneapolis, Minnesota and
   Housing and Redevelopment Authority of the
   City of Saint Paul, Minnesota, Health Care
   Revenue Bonds (Children's Health Care),
   Variable Rate Demand,
   3.9%, 8-15-2025 .......................     1,300      1,300,000
   Total .................................                8,290,000

MISSISSIPPI _ 2.21%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control
   Refunding Revenue Bonds (Weyerhaeuser
   Company Project), Series 1992B, Indexed
   Inverse Floating/Fixed Term Bonds,
   8.18%, 4-1-2022 (E) ...................    11,000     13,021,250


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSISSIPPI (Continued)
 Mississippi Higher Education Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1996-C:
   6.75%, 9-1-2014 .......................   $ 5,500   $  5,720,000
   6.7%, 9-1-2012 ........................     1,470      1,528,800
 Mississippi Home Corporation, Single Family
   Mortgage Revenue Bonds, Series 1996F (AMT),
   7.55%, 12-1-2027 ......................     1,500      1,702,500
   Total .................................               21,972,550

MISSOURI _ 5.64%
 Health and Educational Facilities Authority
   of the State of Missouri:
   Insured Variable Rate Demand Health Facilities,
   Revenue Refunding Bonds
   (Cox Health Systems),
   Series 1997,
   3.85%, 6-1-2015 .......................    10,000     10,000,000
   Variable Rate Demand, Health Facilities
   Revenue Bonds (Bethesda Barclay House),
   Series 1996A,
   4.0%, 8-15-2026 .......................     4,200      4,200,000
 Missouri Housing Development Commission,
   Single Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series C,
   7.25%, 9-1-2026 .......................     2,985      3,365,588
   1996 Series C,
   7.45%, 9-1-2027 .......................     1,670      1,914,237
   1997 Series A-2,
   7.3%, 3-1-2028 ........................     1,000      1,140,000
 Health Facilities Revenue Bonds
   (Barnes-Jewish, Inc./Christian Health
   Services), Series 1993A:
   6.0%, 5-15-2011 .......................     3,000      3,258,750
   5.25%, 5-15-2014 ......................     2,900      2,936,250
 The Industrial Development Authority of the
   County of Jackson, State of Missouri,
   Variable Rate Demand, Recreational Facilities
   Revenue Bonds (YMCA of Greater Kansas City
   Project), Series 1996A,
   4.0%, 11-1-2016 .......................     6,000      6,000,000
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds (BJC Health System),
   Series 1994A,
   6.75%, 5-15-2012 ......................     4,000      4,700,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 Missouri Higher Education Loan Authority
   (A Public Instrumentality and Body
   Corporate and Politic of the State of
   Missouri), Student Loan Revenue Bonds,
   Subordinate Series 1994A,
   5.45%, 2-15-2009 ......................   $ 1,500   $  1,496,250
 The Industrial Development Authority of the
   City of Kansas City, Missouri (Ewing
   Marion Kauffman Foundation Project),
   Variable Rate Demand Revenue Bonds,
   Series 1997A,
   3.9%, 4-1-2027 ........................    17,000     17,000,000
   Total .................................               56,011,075

NEBRASKA _ 1.56%
 Nebraska Higher Education Loan Program,
   Inc., 1993-2 Series A-6 Junior
   Subordinate Bonds,
   6.4%, 6-1-2013 ........................    14,500     15,533,125

NEVADA _ 0.11%
 Nevada Housing Division, Single Family
   Mortgage Bonds, 1996 Series C
   Subordinate Bonds,
   6.35%, 4-1-2009 .......................     1,000      1,053,750

NEW JERSEY _ 1.94%
 The Union County Utilities Authority
   (New Jersey), Solid Waste System Revenue
   Bonds, 1991 Series A:
   6.95%, 6-15-2003 ......................     9,000      9,258,750
   7.15%, 6-15-2009 ......................     1,000      1,032,500
 The Hudson County Improvement Authority,
   Essential Purpose Pooled Governmental
   Loan Program Bonds, Series 1986,
   7.6%, 8-1-2025 ........................     5,125      5,605,469
 Middlesex County Utilities Authority,
   Sewer Revenue Refunding Bonds, Series
   1992A, Indexed Inverse Floating/Fixed
   Term Bonds,
   6.85%, 8-15-2010 ......................     3,000      3,408,750
   Total .................................               19,305,469

NEW MEXICO _ 3.24%
 City of Albuquerque, New Mexico, Governmental
   Purpose Airport Refunding Revenue Bonds,
   Series 1989,
   6.5%, 7-1-2019 ........................    15,350     15,436,574


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW MEXICO (Continued)
 New Mexico Educational Assistance
   Foundation, Student Loan Program Bonds:
   First Subordinate 1995 Series A-2:
   5.95%, 11-1-2007 ......................   $ 2,835   $  2,920,050
   5.85%, 11-1-2006 ......................     1,645      1,690,237
   First Subordinate 1996 Series A-2,
   6.2%, 11-1-2008 .......................     2,210      2,281,825
   Second Subordinate 1996 Series A-3,
   6.75%, 11-1-2008 ......................     2,175      2,340,844
   Second Subordinate 1995 Series A-3,
   6.6%, 11-1-2010 .......................     1,415      1,445,069
 New Mexico Educational Assistance
   Foundation, Student Loan Purchase Bonds,
   Senior 1995 Series IV-A1,
   7.05%, 3-1-2010 .......................     5,635      6,121,019
   Total .................................               32,235,618

NEW YORK _ 12.13%
 New York State Medical Care Facilities
   Finance Agency:
   Hospital Insured Mortgage Revenue Bonds,
   1994 Series A Refunding:
   5.25%, 8-15-2014 ......................    10,000     10,025,000
   5.5%, 8-15-2024 .......................    10,000     10,037,500
   5.375%, 2-15-2025 .....................    15,000     14,868,750
   Mental Health Services
   Facilities Improvement Revenue Bonds,
   1993 Series F Refunding,
   5.375%, 2-15-2014 .....................    12,000     11,955,000
 New York State Environmental Facilities
   Corporation, State Water Pollution
   Control, Revolving Fund Revenue Bonds,
   Series 1994 A (New York City Municipal
   Water Finance Authority Project),
   (Second Resolution Bonds):
   5.75%, 6-15-2012 ......................    10,000     10,687,500
   5.75%, 6-15-2011 ......................     5,000      5,412,500
 The City of New York, General Obligation
   Bonds, Fiscal 1994 Series C,
   Linked Inverse Floating Rate Security,
   8.0%, 9-30-2003 .......................    13,000     14,950,000
 Dormitory Authority of the State of New York:
   State University Educational
   Facilities, Revenue Bonds,
   Series 1990B,
   7.5%, 5-15-2011 .......................     2,000      2,420,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
   Department of Health of the State of
   New York, Revenue Bonds, Series 1996,
   5.5%, 7-1-2010 ........................   $ 2,000   $  2,022,500
   Nyack Hospital, Revenue Bonds, Series 1996,
   6.25%, 7-1-2013 .......................     1,000      1,060,000
   City University System Consolidated Revenue
   Bonds, Series 1993F,
   5.0%, 7-1-2014 ........................     9,700      9,202,875
 New York City Municipal Water Finance
   Authority, Water and Sewer System
   Revenue Bonds, Fiscal 1993 Series A,
   6.0%, 6-15-2010 .......................    12,000     13,230,000
 Housing New York Corporation, Senior
   Revenue Refunding Bonds, Series 1993,
   5.0%, 11-1-2013 .......................     6,600      6,410,250
 Municipal Assistance Corporation for the
   City of New York (A Public Benefit
   Corporation of the State of New York),
   Series E Bonds,
   5.2%, 7-1-2008 ........................     4,000      4,160,000
 New York State Urban Development Corporation,
   Correctional Capital Facilities Revenue Bonds,
   1993A Refunding Series,
   5.25%, 1-1-2014 .......................     3,000      3,071,250
 New York City Industrial Development Agency,
   Amended and Restated Industrial Development
   Revenue Bonds (1991 Japan Airlines Company,
   Ltd. Project),
   6.0%, 11-1-2015 .......................     1,000      1,061,250
   Total .................................              120,574,375

NORTH CAROLINA _ 2.18%
 North Carolina Eastern Municipal Power
   Agency, Power System Revenue Bonds,
   Refunding Series 1993 B,
   7.0%, 1-1-2008 ........................    19,000     21,636,250

NORTH DAKOTA _ 0.55%
 City of Fargo, North Dakota, Health System
   Revenue Bonds (Meritcare Obligated Group),
   Series 1996A,
   5.55%, 6-1-2016 .......................     5,350      5,416,875


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO _ 2.24%
 State of Ohio (Ohio Building Authority),
   Workers' Compensation Facilities Bonds
   (William Green Building), 1993 Series A,
   4.75%, 4-1-2014 .......................    11,590     10,807,675
 County of Cuyahoga, Ohio, Hospital Revenue
   Bonds, Series 1990 (Meridia Health System),
   7.25%, 8-15-2019 ......................     4,980      5,390,850
 State of Ohio, Pollution Control Revenue
   Refunding Bonds, Ohio Water Development
   Authority, 1989 Series A (Ohio Edison
   Company Project),
   7.625%, 7-1-2023 ......................     2,500      2,637,500
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................     1,550      1,803,812
 City of Dayton, Ohio, Special Facilities
   Revenue Refunding Bonds, 1993 Series E
   (Emery Air Freight Corporation and
   Emery Worldwide Airlines, Inc. -
   Guarantors), (Non-AMT),
   6.05%, 10-1-2009 ......................     1,500      1,603,125
   Total .................................               22,242,962

OKLAHOMA _ 1.04%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series B, Subseries B-2 (AMT),
   7.625%, 9-1-2026 ......................     5,815      6,534,606
   1996 Series A,
   7.05%, 9-1-2026 .......................     1,000      1,105,000
 Trustees of the Tulsa Municipal Airport
   Trust, 1988 Adjustable Rate Revenue
   Obligations, American Airlines,
   7.375%, 12-1-2020 .....................     2,500      2,715,625
   Total .................................               10,355,231


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OREGON _ 0.42%
 State of Oregon, Housing and Community
   Services Department, Mortgage Revenue
   Bonds, Single-Family Mortgage Program:
   1992 Series B,
   6.875%, 7-1-2028 ......................   $ 2,500   $  2,668,750
   1992 Series C,
   5.5%, 7-1-2013 ........................     1,485      1,525,837
   Total .................................                4,194,587

PENNSYLVANIA _ 1.92%
 Delaware Valley Regional Finance Authority,
   (Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania), Local Government Revenue Bonds,
   1997 Series B,
   5.6%, 7-1-2017 ........................     5,000      5,237,500
 Bethlehem Authority, Northampton and Lehigh
   Counties, Pennsylvania, Water Revenue
   Refunding Bonds, Series 1994,
   4.875%, 11-15-2014 ....................     5,000      4,743,750
 County of Allegheny, Pennsylvania, Airport
   Revenue Refunding Bonds,
   Series 1997A-1 (AMT),
   5.75%, 1-1-2012 .......................     4,000      4,275,000
 Delaware County Authority, Hospital Revenue
   Bonds, Series of 1992 (Riddle Memorial
   Hospital),
   6.5%, 1-1-2022 ........................     2,800      2,933,000
 Monroe County Hospital Authority, Hospital
   Revenue Bonds (Pocono Medical Center),
   Series A of 1997,
   5.125%, 7-1-2015 ......................     2,000      1,935,000
   Total .................................               19,124,250

PUERTO RICO _ 1.64%
 Puerto Rico Public Buildings Authority,
   Public Education and Health Facilities,
   Refunding Bonds, Series M,
   4.8%, 7-1-2016 ........................    12,000     12,030,000
 Puerto Rico Highway and Transportation
   Authority, Highway Revenue Bonds,
   Series W,
   3.95%, 7-1-2010 .......................     4,250      4,250,000
   Total .................................               16,280,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
SOUTH CAROLINA _ 0.45%
 City of Charleston, South Carolina,
   Waterworks and Sewer System Refunding
   Revenue Bonds, Series 1986,
   5.0%, 1-1-2016 ........................   $ 2,525   $  2,408,219
 South Carolina State Education Assistance
   Authority, Guaranteed Student Loan
   Revenue and Refunding Bonds:
   1995 Series, Series C Subordinate Lien
   Refunding Bonds,
   6.0%, 9-1-2008 ........................     2,000      2,105,000
   Total .................................                4,513,219

TENNESSEE _ 2.02%
 The Industrial Development Board of the
   County of McMinn, Pollution Control
   Facilities Revenue Bonds, Series 1991
   (Calhoun Newsprint Company Project -
   Bowater Incorporated Obligor), (the
   "Construction Bonds"),
   7.625%, 3-1-2016 ......................    10,000     10,937,500
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................     4,665      4,939,069
 Volunteer State Student Funding Corporation,
   Educational Loan Revenue Bonds,
   Junior Subordinate Series 1993C Bonds,
   5.85%, 12-1-2008 ......................     2,700      2,720,250
 Memphis-Shelby County Airport Authority,
   Special Facilities Revenue Bonds,
   Refunding Series 1997 (Federal Express
   Corporation),
   5.35%, 9-1-2012 .......................     1,500      1,503,750
   Total .................................               20,100,569

TEXAS _ 6.85%
 AllianceAirport Authority, Inc.,
   Special Facilities Revenue Bonds:
   Series 1990 (American Airlines, Inc.
   Project),
   7.5%, 12-1-2029 .......................    15,000     16,331,250
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-2011 .......................    14,100     16,250,250


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Dallas-Fort Worth International Airport,
   Facility Improvement Corporation, American
   Airlines, Inc. Revenue Bonds, Series 1990,
   7.5%, 11-1-2025 .......................   $ 7,700   $  8,373,750
 Gulf Coast Waste Disposal Authority,
   Multi-Modal Interchangeable Rate Revenue
   Bonds (Champion International Corporation
   Project), Series 1992A,
   6.875%, 12-1-2028 .....................     6,000      6,517,500
 Lubbock Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (Methodist Hospital, Lubbock, Texas
   Project), Series 1993B,
   6.75%, 12-1-2010 ......................     5,000      5,893,750
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds, 1997 Series A,
   5.8%, 9-1-2029 ........................     5,000      5,043,750
 Harris County Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (Memorial Hospital System Project),
   Series 1989,
   6.5%, 6-1-2019 ........................     4,500      4,758,750
 City of Houston, Texas, Airport System
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-2017 .....................     2,850      2,939,062
 Midland County Hospital District, Hospital
   Revenue Refunding Bonds, Series 1997,
   5.375%, 6-1-2016 ......................     2,000      1,980,000
   Total .................................               68,088,062

VIRGINIA _ 0.20%
 City of Chesapeake, Virginia, Water
   and Sewer System Revenue Refunding
   Bonds, Series of 1994,
   5.1%, 5-1-2014 ........................     2,000      1,935,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON _ 7.17%
 Washington Public Power Supply System:
   Nuclear Project No. 3, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-2016 ......................   $20,750   $ 24,925,937
   Series 1997 A,
   5.25%, 7-1-2014 .......................     6,220      6,150,025
   Nuclear Project No. 1, Refunding Revenue Bonds:
   Linked Inverse floating Rate Security,
   Series 1993A,
   5.75%, 7-1-2011 .......................    15,000     15,750,000
   Series 1989B,
   7.125%, 7-1-2016 ......................     8,200      9,850,250
   Series 1997B,
   5.125%, 7-1-2015 ......................     5,000      4,843,750
 State of Washington, Various Purpose General
   Obligation Bonds, Series 1990A,
   6.75%, 2-1-2015 .......................     4,995      5,987,756
 Public Utility District No. 1 of Douglas
   County, Washington, Wells Hydroelectric
   Revenue Bonds, Series of 1965,
   3.7%, 9-1-2018 ........................     4,200      3,743,250
   Total .................................               71,250,968

WEST VIRGINIA _ 0.60%
 Braxton County, West Virginia, Solid Waste
   Disposal Revenue Bonds (Weyerhaeuser Company
   Project), Series 1995A,
   6.5%, 4-1-2025 ........................     3,500      3,762,500
 Mason County, West Virginia, Pollution
   Control Revenue Bonds (Appalachian Power
   Company Project), Series G,
   7.4%, 1-1-2014 ........................     2,000      2,152,500
   Total .................................                5,915,000

TOTAL MUNICIPAL BONDS _ 99.80%                         $991,860,712
 (Cost: $924,819,386)

                                           Number of
                                           Contracts

OPTIONS - 0.02%
 December 110 Put Options on Treasury Bond
   Futures, Expires 11-15-97 .............     2,000 $      250,000
   (Cost: $1,728,130)

TOTAL SHORT-TERM SECURITIES _ 0.17%                    $  1,664,000
 (Cost: $1,664,000)


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1997

                                                            Value

TOTAL INVESTMENT SECURITIES _ 99.99%                   $993,774,712
 (Cost: $928,211,516)

CASH AND OTHER ASSETS, NET OF LIABILITIES _ 0.01%           101,904

NET ASSETS - 100.00%                                   $993,876,616


Notes to Schedule of Investments
(A) Coupon resets weekly based on the formula 10.55% less the Kenny S&P Index. Minimum coupon rate is 0%. On January 1, 1999, the rate becomes fixed at 5.50%.

(B) Coupon resets weekly based on the formula 11.95% less the Kenny S&P Index. Minimum coupon rate is 0%. On February 15, 1999, rate becomes fixed at 6.65%.

(C) Coupon resets weekly based on the formula 10.62% less the Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1998, rate becomes fixed at 6.25%.

(D) Coupon resets weekly based on the formula 11.37% less the PSA Municipal Swap Index. Minimum coupon rate is 0%. On November 15, 2000, rate becomes fixed at 6.15%.

(E) Coupon resets weekly based on the formula 11.95% less the Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1999, rate becomes fixed at 6.70%.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

Assets
 Investment securities--at value
   (Notes 1 and 3) ............................... $  993,774,712
 Receivables:
   Interest ......................................     16,003,200
   Fund shares sold ..............................      1,064,449
 Prepaid insurance premium  ......................         32,061
                                                   --------------
    Total assets  ................................  1,010,874,422
                                                   --------------
Liabilities
 Payable for investment securities purchased  ....     14,167,451
 Payable to Fund shareholders  ...................      2,423,045
 Accrued service fee (Note 2)  ...................        264,038
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................         71,756
 Accrued management fee (Note 2)  ................         11,600
 Due to custodian  ...............................          9,648
 Accrued accounting services fee (Note 2)  .......          7,083
 Other  ..........................................         43,185
                                                   --------------
    Total liabilities  ...........................     16,997,806
                                                   --------------
      Total net assets ........................... $  993,876,616
                                                   ==============
Net Assets
 $1.00 par value capital stock, authorized --
   600,000,000; shares outstanding _ 133,060,437
   Capital stock .................................   $133,060,437
   Additional paid-in capital ....................    788,926,333
 Accumulated undistributed income:
   Accumulated undistributed net investment
    income  ......................................      1,270,995
   Accumulated undistributed net realized gain on
    investment transactions  .....................      5,055,655
   Net unrealized appreciation in value of
    investments  .................................     65,563,196
                                                     ------------
    Net assets applicable to outstanding units
      of capital .................................   $993,876,616
                                                     ============
Net asset value per share (net assets divided by
 shares outstanding)  ............................          $7.47
                                                            =====


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1997

Investment Income
 Interest and amortization (Note 1B)  ..............  $56,789,291
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    4,208,872
   Service fee .....................................    1,257,977
   Transfer agency and dividend disbursing .........      724,587
   Accounting services fee .........................       86,250
   Custodian fees ..................................       42,227
   Audit fees ......................................       27,343
   Legal fees ......................................       20,115
   Other ...........................................      194,517
                                                      -----------
    Total expenses  ................................    6,561,888
                                                      -----------
      Net investment income ........................   50,227,403
                                                      -----------
Realized and Unrealized Gain on
 Investments (Notes 1 and 3)
 Realized net gain on securities  ..................    7,890,338
 Realized net gain on put options purchased  .......    1,713,707
 Realized net gain on futures contracts closed  ....       58,125
                                                      -----------
   Net realized gain on investments ................    9,662,170
 Net unrealized appreciation in value of
   investments during the period ...................   31,319,181
                                                      -----------
   Net gain on investments .........................   40,981,351
                                                      -----------
    Net increase in net assets resulting
      from operations  .............................  $91,208,754
                                                      ===========


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           For the fiscal year
                                            ended September 30,
                                      -----------------------------
                                             1997        1996
                                      --------------   ------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income..............  $ 50,227,403       $51,863,441
   Realized net gain on
    investments  .....................     9,662,170        28,285,767
   Unrealized appreciation
    (depreciation) ...................    31,319,181       (10,296,280)
                                        ------------     -------------
    Net increase in net assets
      resulting from operations ......    91,208,754        69,852,928
                                        ------------     -------------
 Distributions to shareholders (Note 1D):*
   From net investment income ........   (49,761,391)      (52,041,101)
   From realized gains on securities
    transactions  ....................   (20,844,583)       (6,890,412)
                                        ------------     -------------
                                         (70,605,974)      (58,931,513)
                                        ------------     -------------
 Capital share transactions:
   Proceeds from sale of shares
    (69,698,111 and 69,215,523
    shares, respectively)  ...........   511,770,397       507,068,546
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution (8,113,114 and
    6,577,962 shares, respectively)  .    58,977,509        48,186,696
   Payments for shares redeemed
    (80,867,185 and 74,246,333
    shares, respectively)  ...........  (594,412,732)     (544,346,793)
                                        ------------     -------------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions .............   (23,664,826)       10,908,449
                                        ------------     -------------
      Total increase (decrease) ......    (3,062,046)       21,829,864
Net Assets
 Beginning of period  ................   996,938,662       975,108,798
                                        ------------     -------------
 End of period, including
   undistributed net investment
   income of $1,270,995 and
   $804,983, respectively ............  $993,876,616      $996,938,662
                                        ============     =============

                    *See "Financial Highlights" on page 27.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1997   1996    1995   1994    1993
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of period          $7.32  $7.25   $6.91  $7.83   $7.40
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........            .38    .39     .39    .38     .41
 Net realized and
   unrealized gain
   (loss) on
   investments......            .30    .12     .38  (0.67)    .65
                              -----  -----   -----  -----   -----
Total from investment
 operations ........            .68    .51     .77  (0.29)   1.06
                              -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income...........          (0.37) (0.39)  (0.39) (0.38)  (0.40)
 From capital gains           (0.16) (0.05)  (0.00) (0.25)  (0.23)
 In excess of capital
   gains............          (0.00) (0.00)  (0.04) (0.00)  (0.00)
                              -----  -----   -----  -----   -----
Total distributions.          (0.53) (0.44)  (0.43) (0.63)  (0.63)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period .....          $7.47  $7.32   $7.25  $6.91   $7.83
                              =====  =====   =====  =====   =====
Total return*.......           9.77%  7.16%  11.51% -3.91%  15.15%
Net assets, end of
 period (000
 omitted)  .........       $993,877$996,939$975,109$950,952$1,055,434
Ratio of expenses to
 average net assets            0.67%  0.68%   0.65%  0.64%   0.56%
Ratio of net investment
 income to average
 net assets ........           5.14%  5.23%   5.51%  5.17%   5.38%
Portfolio
 turnover rate .....          47.24% 74.97%  70.67% 62.61%  94.51%

*Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997

NOTE 1 -- Significant Accounting Policies

     United Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryforwards.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $18.0 billion of combined net assets at September 30, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions (which are not an expense of the Fund) of $900,465, out of which W&R paid sales commissions of $510,986 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $38,670, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $449,376,246 while proceeds from maturities and sales aggregated $445,254,709. Purchases of options aggregated $14,576,549 while proceeds from options aggregated $14,562,121. Purchases of short-term securities aggregated $896,599,663 while proceeds from maturities and sales aggregated $942,937,166. No U.S. Government securities were bought or sold during the period ended September 30, 1997.

     For Federal income tax purposes, cost of investments owned at September 30, 1997 was $933,612,685, resulting in net unrealized appreciation of $60,162,027, of which $62,004,258 related to appreciated securities and $1,842,231 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $10,659,950 during its fiscal year ended September 30, 1997. A portion of the realized capital gain was paid to shareholders during the period ended September 30, 1997. Remaining net capital gains will be distributed to the Fund's shareholders.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. The Fund uses options to attempt to reduce the overall risk of its investments.

NOTE 7 -- Multiclass Operations

     On January 21, 1996, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class A shares represent existing shareholders; Class Y shares are offered through a separate Prospectus to certain institutional investors. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. As of September 30, 1997, the Fund had not commenced multiclass operations.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Municipal Bond Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal Bond Fund, Inc. (the "Fund") as of September 30, 1997, the related statements of operations and changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements and the financial highlights of the Fund for each of the periods in the four-year period ended September 30, 1996 were audited by other auditors whose report, dated November 8, 1996, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United Municipal Bond Fund, Inc. as of September 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
October 31, 1997

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains shown in the table below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

Exempt Interest Dividends - The per-share amounts shown as Exempt Interest represent the distribution of state and municipal bond interest and are exempt from Federal income tax.

                         PER-SHARE AMOUNTS REPORTABLE AS:
     -------------------------------------------------------------
                        For Individuals         For Corporations
           ------------------------------- -----------------------------
Record      Ordinary    ExemptLong-Term     Non- ExemptLong-Term
 Date Total   Income  InterestCapital GainQualifyingInterestCapital Gain
-------------------------------------------------------------------------
10-11-96$0.032$0.0012  $0.0308  $0.0000  $0.0012$0.0308  $0.0000
11-15-96 0.032  .0012    .0308    .0000    .0012  .0308    .0000
12-13-96 0.191  .0723    .0299    .0888    .0723  .0299    .0888
01-17-97 0.031  .0010    .0300    .0000    .0010  .0300    .0000
02-14-97 0.031  .0010    .0300    .0000    .0010  .0300    .0000
03-14-97 0.031  .0010    .0300    .0000    .0010  .0300    .0000
04-11-97 0.031  .0010    .0300    .0000    .0010  .0300    .0000
05-16-97 0.031  .0010    .0300    .0000    .0010  .0300    .0000
06-13-97 0.031  .0010    .0300    .0000    .0010  .0300    .0000
07-11-97 0.031  .0010    .0300    .0000    .0010  .0300    .0000
08-15-97 0.031  .0010    .0300    .0000    .0010  .0300    .0000
09-12-97 0.031  .0010    .0300    .0000    .0010  .0300    .0000
        -------------  -------  -------  --------------  -------
Total   $0.534$0.0837  $0.3615  $0.0888  $0.0837$0.3615  $0.0888
        =============  =======  =======  ==============  =======

NON-QUALIFYING DIVIDENDS -- The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

                          Shareholder Meeting Results

A special meeting of shareholders of United Municipal Bond Fund, Inc. was held on July 24, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.To elect the Board of Directors;
                                                       Broker
                                  For     WithheldNon-Votes*
      Henry L. Bellmon        73,694,533 1,312,000         0
      Dodds I. Buchanan       73,820,866 1,185,667         0
      James M. Concannon      73,831,062 1,175,471         0
      John A. Dillingham      73,782,321 1,224,212         0
      Linda Graves            73,750,830 1,255,703         0
      John F. Hayes           73,731,859 1,274,674         0
      Glendon E. Johnson      73,722,867 1,283,666         0
      William T. Morgan       73,796,093 1,210,440         0
      Ronald K. Richey        73,775,003 1,231,530         0
      William L. Rogers       73,783,747 1,222,786         0
      Frank J. Ross, Jr.      73,829,388 1,177,145         0
      Eleanor B. Schwartz     73,794,312 1,212,221         0
      Keith A. Tucker         73,823,658 1,182,875         0
      Frederick Vogel III     73,811,333 1,195,200         0
      Paul S. Wise            73,723,319 1,283,214         0

Item 2.To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
               For     Against   AbstainNon-Votes*
          71,554,630    322,185 3,129,718        0

Item 3.To approve or disapprove changes to certain of its fundamental investment policies and restrictions:

       3.1  Elimination of Fundamental Restrictions Regarding Restricted
            Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          65,508,377 1,839,244 7,311,117   347,795

       3.2 Modification of Fundamental Restriction Regarding Diversification of Assets
                                            Broker
               For     Against   AbstainNon-Votes*
          65,527,850 1,818,471 7,312,417   347,795

       3.3  Elimination of Fundamental Restriction Regarding Unseasoned Issuers
                                            Broker
               For     Against   AbstainNon-Votes*
          65,522,111 1,825,510 7,311,117   347,795

       3.4 Elimination of Fundamental Restriction Regarding Repurchase Transactions
                                            Broker
               For     Against   AbstainNon-Votes*
          65,532,222 1,815,398 7,311,117   347,795

       3.5 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts
                                            Broker
               For     Against   AbstainNon-Votes*
          65,422,568 1,925,053 7,311,117   347,795

       3.6  Elimination of Fundamental Restriction Regarding Margin Purchases
                                            Broker
               For     Against   AbstainNon-Votes*
          65,490,722 1,856,898 7,311,117   347,795

       3.7  Elimination of Fundamental Restriction Regarding Short Sales
                                            Broker
               For     Against   AbstainNon-Votes*
          65,435,531 1,912,089 7,311,117   347,795

       3.8  Elimination of Fundamental Restriction Regarding Arbitrage
            Transactions
                                            Broker
               For     Against   AbstainNon-Votes*
          65,504,700 1,842,921 7,311,117   347,795

       3.9 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                            Broker
               For     Against   AbstainNon-Votes*
          65,506,822 1,840,799 7,311,117   347,795

       3.10 Modification of Fundamental Policy Regarding Loans
                                            Broker
               For     Against   AbstainNon-Votes*
          65,510,616 1,837,005 7,311,117   347,795

Item 4.To amend the terms of the service plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.
                                            Broker
               For     Against   AbstainNon-Votes*
          63,751,340 2,248,334 8,901,363   105,496

*Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President



This report is submitted for the general information of the shareholders of United Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal Bond Fund, Inc. current prospectus.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.



















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1008A(9-97)

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